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<FILENAME>dec0713f.txt


					       UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON D.C. 20549
                                                FORM 13F
                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): 	          [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    				          Epic Capital Management Inc.
Address:           				  2 Toronto Street, Suite 400
          					  Toronto, Ontario Canada
					          M5C 2B6

Form 13F File Number:  028-12758

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Miller
Title:  Chief Financial Officer
Phone:  416-703-6786
Signature, 			Place, 			and Date of Signing:
Stephen Miller                  Toronto, Canada         September 30, 2008
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   5
Form 13F Information Table Value Total:   $9,480 (thousands)

List of Other Included Managers:	  None

FORM 13F INFORMATION TABLE


NAME OF ISSUER	  TITLE OF  CUSIP     VALUE    SHARES/	 SH/  PUT/ INVSTMT OTHER	VOTING AUTHORITY
		  cLASS	     	      (x$1000) PRN AMT	 PRN  CALL DSCRETN MANAGERS SOLE      SHARED  NONE
----------------- --------- --------- -------- -------- ---   ---- ------- -------- --------- ------- ----
BJ SERVICES CO	  CALL	    055482903      10  	 202,700 SH  CALL  SOLE			    0	0	0
ENCANA CORP.	  COM	    292505104   1,183  	  18,000 SH	   SOLE		       18,000	0	0
GREY WOLF INC.    COM       397888108   6,250    803,351 SH	   SOLE		      803,351	0	0
NEXEN INC.	  CALL	    65334H902	   80 	 566,000 SH  CALL  SOLE		 	    0	0	0
SPDR GOLD TRUST   GOLD SHS  78463V107	1,957 	  23,000 SH	   SOLE		       23,000	0	0